Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Interest income
Loans	[1]	$ 13,863	$ 16,048	$ 13,901
Securities	[1]	2,568	2,779	2,269
Securities borrowed or purchased under resale agreements	[1]	842	1,474	1,053
Deposits with banks	[1]	249	396	282
Interest income	[1]	17,522	20,697	17,505
Interest expense
Deposits		5,326	8,422	6,240
Securities sold short		254	291	272
Securities lent or sold under repurchase agreements		656	1,198	736
Subordinated indebtedness		159	198	174
Other		83	37	18
Interest expense		6,478	10,146	7,440
Net interest income		11,044	10,551	10,065
Non-interest income
Underwriting and advisory fees		468	475	420
Deposit and payment fees		781	908	877
Credit fees		1,020	958	851
Card fees		410	458	510
Investment management and custodial fees		1,382	1,305	1,247
Mutual fund fees		1,586	1,595	1,624
Insurance fees, net of claims		386	430	431
Commissions on securities transactions		362	313	357
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		694	761	603
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net (Note 5)		9	34	(35)
Foreign exchange other than trading (FXOTT)		234	304	310
Income from equity-accounted associates and joint ventures (Note 26)		79	92	121
Other		286	427	453
Non-interest income		7,697	8,060	7,769
Total revenue		18,741	18,611	17,834
Provision for credit losses (Note 6)		2,489	1,286	870
Non-interest expenses
Employee compensation and benefits		6,259	5,726	5,665
Occupancy costs		944	892	875
Computer, software and office equipment		1,939	1,874	1,742
Communications		308	303	315
Advertising and business development		271	359	327
Professional fees		203	226	226
Business and capital taxes		117	110	103
Other (Notes 4 and 9)		1,321	1,366	1,005
Non-interest expenses		11,362	10,856	10,258
Income before income taxes		4,890	6,469	6,706
Income taxes (Note 20)		1,098	1,348	1,422
Net income		3,792	5,121	5,284
Net income attributable to non-controlling interests		2	25	17
Preferred shareholders and other equity instrument holders		122	111	89
Common shareholders		3,668	4,985	5,178
Net income attributable to equity shareholders		$ 3,790	$ 5,096	$ 5,267
Earnings per share (EPS) (in dollars) (Note 21)
Basic		$ 8.23	$ 11.22	$ 11.69
Diluted		8.22	11.19	11.65
Dividends per common share (in dollars) (Note 16)		$ 5.82	$ 5.60	$ 5.32

[1]	Interest income included $15.7 billion for the year ended October 31, 2020 (2019: $18.8 billion) calculated based on the effective interest rate method.